CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Revenues	$ 132,375,915	$ 117,029,154	$ 117,908,416
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.00%	60.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 68,646,605	$ 74,798,934	$ 77,992,356
Concentration risk percentage	51.00%	64.00%	66.00%
Customer Concentration Risk [Member] | Company A (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 40,312,341	$ 51,033,356	$ 26,720,983
Concentration risk percentage	30.00%	44.00%	23.00%
Customer Concentration Risk [Member] | Company B (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 0	$ 11,802,981	$ 19,159,563
Concentration risk percentage	0.00%	10.00%	16.00%
Customer Concentration Risk [Member] | Company C (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 13,822,962	$ 0	$ 0
Concentration risk percentage	10.00%	0.00%	0.00%
Customer Concentration Risk [Member] | Company D (3rd Party) [Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 0	$ 11,962,597	$ 14,280,544
Concentration risk percentage	0.00%	10.00%	12.00%
Customer Concentration Risk [Member] | Company E (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 0	$ 0	$ 17,831,266
Concentration risk percentage	0.00%	0.00%	15.00%
Customer Concentration Risk [Member] | Company F (3rd Party)[Member] | Revenues [Member]
Concentration Risk [Line Items]
Revenues	$ 14,511,302	$ 0	$ 0
Concentration risk percentage	11.00%	0.00%	0.00%
Supplier Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.00%